CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,251	$ 1,542
Restricted cash	132	461
Marketable securities	22	57
Accounts receivable, net	228	208
Amounts due from related parties	141	177
Other current assets	253	322
Total current assets	2,027	2,767
Non-current assets
Investment in associated companies	724	800
Drilling units	6,513	6,659
Restricted cash	86	0
Deferred tax assets	4	18
Equipment	27	29
Amounts due from related parties	545	539
Other non-current assets	46	36
Total non-current assets	7,945	8,081
Total assets	9,972	10,848
Current liabilities
Debt due within one year	185	33
Trade accounts payable	90	82
Amounts due to related parties	12	39
Other current liabilities	288	310
Total current liabilities	575	464
Non-current liabilities
Long-term debt	6,426	6,881
Long-term debt due to related parties	232	222
Deferred tax liabilities	47	87
Other non-current liabilities	122	121
Total non-current liabilities	6,827	7,311
Commitments and contingencies (see note 25)
Redeemable non-controlling interest	37	38
Equity
Common shares of par value $0.10 per share: 138,880,000 shares authorized and 100,000,000 issued at June 30, 2019 (Common shares of par value $0.10 per share: 111,000,000 shares authorized and 100,000,000 issued at December 31, 2018)	10	10
Additional paid-in capital	3,493	3,491
Accumulated other comprehensive loss	(10)	(7)
Retained loss	(1,110)	(611)
Total shareholders' equity	2,383	2,883
Non-controlling interest	150	152
Total equity	2,533	3,035
Total liabilities, redeemable non-controlling interest and equity	$ 9,972	$ 10,848